Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Fair Value
Common Stocks (88.9%)
Aerospace & Defense (2.2%)
HEICO Corp.	35,100	$5,389,254
Chemicals (1.0%)
Aspen Aerogels, Inc. (a)	70,000	2,413,600
Commercial Services & Supplies (0.6%)
ACV Auctions, Inc. - Class A (a)	102,500	1,518,025
Communications Equipment (9.7%)
ADTRAN, Inc.	243,000	4,483,350
Cambium Networks Corp. (a)	236,500	5,590,860
Infinera Corp. (a)	1,100,000	9,537,000
KVH Industries, Inc. (a)	450,000	4,095,000
		23,706,210
Electrical Equipment (1.5%)
Vicor Corp. (a)	51,800	3,654,490
Electronic Equipment, Instruments & Components (15.8%)
Akoustis Technologies, Inc. (a)(b)	950,000	6,175,000
Arlo Technologies, Inc. (a)	120,000	1,063,200
Frequency Electronics, Inc. (a)(d)	570,000	4,959,000
II-VI, Inc. (a)	130,000	9,423,700
nLight, Inc. (a)	440,500	7,638,270
Vishay Intertechnology, Inc.	300,000	5,880,000
Vishay Precision Group, Inc. (a)(b)	107,497	3,456,029
		38,595,199
Health Care Equipment & Supplies (6.1%)
Inogen, Inc. (a)	26,700	865,614
Sientra, Inc. (a)	2,195,850	4,874,787
ViewRay, Inc. (a)	2,357,220	9,240,302
		14,980,703
IT Services (4.5%)
BigCommerce Holdings, Inc. (a)	295,000	6,463,450
Limelight Networks, Inc. (a)(b)	850,000	4,437,000
		10,900,450
Life Sciences Tools & Services (5.4%)
Fluidigm Corp. (a)	3,673,903	13,189,312
Semiconductors & Semiconductor Equipment (18.3%)
Advanced Energy Industries, Inc.	80,000	6,886,400
AXT, Inc. (a)	1,100,000	7,722,000
Cohu, Inc. (a)	150,000	4,440,000
FormFactor, Inc. (a)(b)	220,000	9,246,600
MKS Instruments, Inc.	40,000	6,000,000
PDF Solutions, Inc. (a)	55,731	1,553,223
SkyWater Technology, Inc. (a)	150,000	1,624,500
Veeco Instruments, Inc. (a)	260,000	7,069,400
		44,542,123

Software (19.8%)
8x8, Inc. (a)	500,000	6,295,000
Benefitfocus, Inc. (a)	1,184,428	14,947,481
Sumo Logic, Inc. (a)	327,500	3,821,925
Telos Corp. (a)	1,200,000	11,964,000
Upland Software, Inc. (a)	70,000	1,232,700
Yext, Inc. (a)	920,000	6,338,800
Zuora, Inc. - Class A (a)	250,000	3,745,000
		48,344,906
Technology Hardware, Storage & Peripherals (4.0%)
Intevac, Inc. (a)(d)	1,721,450	9,209,757
Western Digital Corp. (a)	10,000	496,500
		9,706,257
Total Common Stocks
(Cost $246,872,102)		$216,940,529

Warrants (0.0%)
Pharmaceuticals (0.0%)
Agile Therapeutics, Inc., 0.85% (a)	175,000	22,610
Total Warrants
(Cost $1,750)		22,610

Short-Term Investments (12.2%)
Money Market Fund (12.2%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 0.11% (c)
Total Short-Term Investments
(Cost $29,671,646)	29,671,646	29,671,646

Total Investments (101.1%)
(Cost $276,545,498)		246,634,785
Liabilities in Excess of Other Assets (-1.1%)		(2,667,094)
Net Assets (100.0%)		$243,967,691

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,668,600.
(c)	Rate shown is the seven-day yield as of March 31, 2022.
(d)	Affiliated security. Please refer to Note 3.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).

	Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):

	Country	Long
	United States^	97.7%
	Cayman Island	2.3%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 12.0%